Payments, Details - USD ($)		Amount	Type	Country	Govt.	Resource	Ext. Method
#: 1
	[1]	$ 0	Taxes	UNITED STATES	Federal Government [Member]	Oil and Natural Gas [Member]	Well

[1]
For the fiscal year ended December 31, 2023, the Company’s aggregate payments to the United States federal government (or any foreign government) for the purpose of furthering the commercial development of oil, natural gas, or minerals did not equal or exceed $100,000.